MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 16:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
In accordance with Statement of ASC 280, "Segment Reporting" , the Company is organized and operates as one business segment, which develops, manufactures and sells ATE products, avionics equipment and aviation data acquisition and debriefing systems (see also Note 1a).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2012	2011	2010

Israel	$5,329	$7,009	$9,187
Asia	4,594	3,110	3,920
North America	2,370	1,876	3,532
Latin America	8,943	7,289	10,678
Europe	315	121	206

Total	$21,551	$19,405	$27,523

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2012	2011	2010
	%

Customer A	5	13	17
Customer B	11	17	10
Customer C	9	8	36
Customer D	32	23	3
Customer E	11	3	7

d.	Long-lived assets by geographic areas:

	December 31,
	2012	2011

Israel	$3,262	$3,277
China	649	742

	$3,911	$4,019